Marketable Securities (Details Narrative) - American uranium limited [member]	12 Months Ended
Dec. 31, 2025 shares
MarketableSecuritiesLineItems [Line Items]
Marketable securities shares	100,000
Pre-consolidated shares	4,000,000
Post-consolidated shares	100,000